OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [Abstract]
Schedule of Other Assets
	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Finance lease receivables (see Note 17)	476	685
Other assets	82	86

	558	771